Leases	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Leases	LeasesOn January 29, 2021, we entered into an amendment to the operating lease agreement for office space in our corporate headquarters, whereby the landlord agreed to grant us partial termination of the lease related to certain floor spaces from January 1, 2021 for a penalty of €6.7 million, and from May 31, 2023 for a penalty of €2.3 million. The amendment was treated as a modification to the existing lease agreement with an effective date of January 29, 2021 and the termination penalties will be expensed over the remaining lease term. As part of the amendment, the landlord agreed to pay trivago €2.6 million as a settlement of prior claims for defects in the leased office space, which has been treated as a lease incentive and will reduce lease expense over the lease term. As a result of this lease modification, we recognized a gain of €1.2 million on the lease modification, agreed to pay €0.5 million as a settlement of prior claims for defects that had previously been accrued for and reduced our operating lease right-of-use assets and operating lease liability by €34.7 million and €36.4 million, respectively.